PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Total expenses recognized in the income statement (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Current service cost	R$ 10,650	R$ 5,572	R$ 8,402
Net interest on net actuarial assets/liabilities	34,583	8,264	41,288
Total	45,233	13,836	49,690
Post-retirement pension plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Current service cost	3,044	2,811	2,682
Net interest on net actuarial assets/liabilities	5,258	5,278	4,525
Total	8,302	8,089	7,207
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Current service cost	7,606	2,761	5,720
Net interest on net actuarial assets/liabilities	29,325	2,986	36,763
Total	R$ 36,931	R$ 5,747	R$ 42,483